Variables and Assumptions Used to Value Restricted Stock Awards (Detail) (2010 Equity Incentive Plan, Restricted Stock, Performance Vested, USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
2010 Equity Incentive Plan | Restricted Stock | Performance Vested
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk free interest rate, minimum	0.25%	0.29%	0.44%
Risk free interest rate, maximum	1.21%	3.04%	3.65%
Expected volatility		45.00%	55.00%
Expected volatility, minimum	42.00%
Expected volatility, maximum	50.00%
Expected life	6 years	7 years	8 years
Expected dividends